PIMCO RAE US Small Fund Expense Example, No Redemption - PIMCO RAE US Small Fund - A	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 463
Expense Example, No Redemption, 3 Years	651
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	$ 1,441